Exhibit 99
Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	Nov-14
Payment Date	12/15/2014
Transaction Month	6
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,648,176,732.81	81,628	52.2 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$394,100,000.00	0.18000%	15-Jul-15
Class A-2 Notes	$538,700,000.00	0.470%	15-Mar-17
Class A-3 Notes	$464,500,000.00	0.900%	15-Oct-18
Class A-4 Notes	$102,440,000.00	1.420%	15-Aug-19
Class B Notes	$47,360,000.00	1.720%	15-Sep-19
Class C Notes	$31,570,000.00	1.950%	15-Feb-20
Class D Notes	$31,570,000.00	2.350%	15-Dec-20
Total	$1,610,240,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,870,724.02

Principal:
Principal Collections	$29,492,711.58
Prepayments in Full	$15,928,829.63
Liquidation Proceeds	$458,625.06
Recoveries	$8,476.53
Sub Total	$45,888,642.80
Collections	$49,759,366.82

Purchase Amounts:
Purchase Amounts Related to Principal	$241,227.51
Purchase Amounts Related to Interest	$1,632.21
Sub Total	$242,859.72

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$50,002,226.54

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	Nov-14
Payment Date	12/15/2014
Transaction Month	6
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$50,002,226.54
Servicing Fee	$1,083,473.49	$1,083,473.49	$0.00	$0.00	$48,918,753.05
Interest - Class A-1 Notes	$4,517.83	$4,517.83	$0.00	$0.00	$48,914,235.22
Interest - Class A-2 Notes	$210,990.83	$210,990.83	$0.00	$0.00	$48,703,244.39
Interest - Class A-3 Notes	$348,375.00	$348,375.00	$0.00	$0.00	$48,354,869.39
Interest - Class A-4 Notes	$121,220.67	$121,220.67	$0.00	$0.00	$48,233,648.72
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$48,233,648.72
Interest - Class B Notes	$67,882.67	$67,882.67	$0.00	$0.00	$48,165,766.05
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$48,165,766.05
Interest - Class C Notes	$51,301.25	$51,301.25	$0.00	$0.00	$48,114,464.80
Third Priority Principal Payment	$17,746,109.20	$17,746,109.20	$0.00	$0.00	$30,368,355.60
Interest - Class D Notes	$61,824.58	$61,824.58	$0.00	$0.00	$30,306,531.02
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$30,306,531.02
Regular Principal Payment	$42,135,827.27	$30,306,531.02	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residuel Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$50,002,226.54

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$17,746,109.20
Regular Principal Payment					$30,306,531.02
Total					$48,052,640.22
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$32,270,184.56	$81.88	$4,517.83	$0.01	$32,274,702.39	$81.89
Class A-2 Notes	$15,782,455.66	$29.30	$210,990.83	$0.39	$15,993,446.49	$29.69
Class A-3 Notes	$0.00	$0.00	$348,375.00	$0.75	$348,375.00	$0.75
Class A-4 Notes	$0.00	$0.00	$121,220.67	$1.18	$121,220.67	$1.18
Class B Notes	$0.00	$0.00	$67,882.67	$1.43	$67,882.67	$1.43
Class C Notes	$0.00	$0.00	$51,301.25	$1.63	$51,301.25	$1.63
Class D Notes	$0.00	$0.00	$61,824.58	$1.96	$61,824.58	$1.96
Total	$48,052,640.22	$29.84	$866,112.83	$0.54	$48,918,753.05	$30.38

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	Nov-14
Payment Date	12/15/2014
Transaction Month	6

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$32,270,184.56	0.0818832	$0.00	0.0000000
Class A-2 Notes	$538,700,000.00	1.0000000	$522,917,544.34	0.9707027
Class A-3 Notes	$464,500,000.00	1.0000000	$464,500,000.00	1.0000000
Class A-4 Notes	$102,440,000.00	1.0000000	$102,440,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,248,410,184.56	0.7752945	$1,200,357,544.34	0.7454526

Pool Information
Weighted Average APR	3.899%	3.887%
Weighted Average Remaining Term	48.18	47.43
Number of Receivables Outstanding	69,396	67,838
Pool Balance	$1,300,168,189.67	$1,253,780,728.75
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,243,156,540.52	$1,199,094,075.36
Pool Factor	0.7888524	0.7607077

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,240,883.66
Targeted Credit Enhancement Amount	$18,806,710.93
Yield Supplement Overcollateralization Amount	$54,686,653.39
Targeted Overcollateralization Amount	$65,252,480.66
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$53,423,184.41

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,240,883.66
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,240,883.66
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,240,883.66

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	Nov-14
Payment Date	12/15/2014
Transaction Month	6

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		150	$266,067.14
(Recoveries)		5	$8,476.53
Net Losses for Current Collection Period			$257,590.61
Cumulative Net Losses Last Collection Period			$717,140.10
Cumulative Net Losses for all Collection Periods			$974,730.71

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.24%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.89%	525	$11,109,716.69
61-90 Days Delinquent	0.07%	42	$899,930.84
91-120 Days Delinquent	0.02%	11	$246,428.59
Over 120 Days Delinquent	0.01%	7	$169,221.49
Total Delinquent Receivables	0.99%	585	$12,425,297.61

Repossession Inventory:
Repossessed in the Current Collection Period		32	$758,915.40
Total Repossessed Inventory		45	$1,161,729.58

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Prior Collection Period			0.1771%
Prior Collection Period			0.2936%
Current Collection Period			0.2421%
Three Month Average			0.2376%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0644%
Prior Collection Period			0.0634%
Current Collection Period			0.0884%
Three Month Average			0.0721%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer